Significant accounting policies (Details 2)	12 Months Ended
Mar. 31, 2022
Product related intangibles [member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	3 years
Product related intangibles [member] | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	20 years
Other intangibles [Member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	3 years
Other intangibles [Member] | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	15 years